Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Intangible Assets

	12.31.2017	12.31.2016
Software	44,960,664	26,541,364
Mining exploitation rights	30,506,058	30,506,058

	75,466,722	57,047,422

Summary of Changes in Intangible Assets

Cost	Software	Mining exploitation rights	Total
Balances as of January 1, 2016	45,263,657	30,506,058	75,769,715
Additions	12,390,941	—	12,390,941
Business combination under common control (Note 16)	2,082,349	—	2,082,349
Disposals	(74,661)	—	(74,661)

Balances as of December 31, 2016	59,662,286	30,506,058	90,168,344
Effect of foreign currency Exchange differences	483,545	—	483,545
Additions	28,065,101	—	28,065,101
Disposals	(111,539)	—	(111,539)

Balances as of December 31, 2017	88,099,393	30,506,058	118,605,451

Accumulated amortization
Balances as of January 1, 2016	(22,540,446)	—	(22,540,446)
Business combination under common control (Note 16)	(1,743,279)	—	(1,743,279)
Disposals	8,711	—	8,711
Amortization	(8,845,908)	—	(8,845,908)
Balances as of December 31, 2016	(33,120,922)	—	(33,120,922)

Effect of foreign currency Exchange differences	(251,999)	—	(251,999)
Additions	(9,877,347)	—	(9,877,347)
Disposals	111,539	—	111,539

Balances as of December 31, 2017	(43,138,729)	—	(43,138,729)